April 29, 2024
Updating Summary Prospectus For Investors in
Preference Premier® Variable Annuity Contracts (offered from December 12, 2008 through October 7, 2011)
B Class, B Plus Class, C Class, L Class, R Class
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about individual Preference Premier® Contracts for deferred variable annuities (the “Deferred Annuities” or the “Contracts”) issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”. “our”, “us” or the “Company").
The Prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://dfinview.com/metlife/tahd/MET000248. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com. As noted in Appendix A, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and You should ask your employer for a list of available Portfolios.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract:
•
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•
For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
A Withdrawal Charge of up to 8% may be assessed if you make a withdrawal and the amount of the withdrawal is determined to include a withdrawal of any purchase payment paid less than 9 complete years before the date of withdrawal.
For example, if you purchase a B Plus Class for $100,000 and surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $8,000.
Charges – Withdrawal Charges
Transaction Charges
In addition to Withdrawal Charges, you also may be charged for other transactions such as transferring cash value among Divisions and between the Divisions and the Fixed Interest Account. Although
we do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25.
Charges – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.18%(1)	1.83%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.31%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%(3)	1.80%(4)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. This
fee is waived if the Account Value is $50,000 or more.
Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account
Value. During the pay-out phase (annuitization phase), we
reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
As a percentage of your average Account Balance in the
Separate Account.
(4)
As a percentage of the Total Guaranteed Withdrawal Amount
(as defined later in this Prospectus).

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that Contract, which
could add Withdrawal Charges that substantially increase costs.
Fees
	Lowest Annual Cost:	Highest Annual Cost:
	$1,584	$3,975
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.			Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
Not a Short- Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal Charges may apply for up to 9 complete years
following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
• You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
Risk of Contract Termination	Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
We reserve the right to limit the number of transfers per Contract
Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be
$25.00 for each transfer over twelve in a Contract Year.
Many optional benefits impose restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the optional benefits out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine if there is potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Charges – Transfer Fee
Optional Benefits
You are required to have a certain Account Value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.
Subsequent purchase payments are currently restricted for certain optional benefits.
Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
Benefits Available Under the Contract
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
•There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract .
Transfers/Exchanges

IMPORTANT TERMS YOU SHOULD KNOW
Account Value or Account Balance — When You purchase a Contract, an account is set up for You. Your Account Value is the total amount in Your Contract including money in the Divisions of the Separate Account, the Fixed Interest Account and the Enhanced Dollar Cost Averaging Program.
Accumulation Unit Value — With a Contract, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolio, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Administrative Office —  Our Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant — The natural person whose life is the measure for determining the duration and the dollar amount of income payments.
Annuity Unit Value — With an income annuity or a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR and the Separate Account charge.
Assumed Investment Return (AIR) — Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary — The person or persons who receives a benefit, including continuing payments or a lump sum payment, in the event the Contract Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Anniversary  — An anniversary of the date we issue the Contract.
Contract Owner — The person or entity which has all rights including the right to direct who receives income payments.
Contract Year —  Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.

Divisions — Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Good Order — A request or transaction generally is considered in “ Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order . Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order , and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.
Income Annuity — This term is used throughout the Prospectus when we are referring to the Income Annuities or to the Income Options or Pay-out Options.
MetLife —  MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as “we,” “us,” “our” or the “Company.”
Pay-Out Options/Income Options  — This term is used throughout this Prospectus when we are referring to the Income Annuities.
Separate Account — Metropolitan Life Separate Account E (“Separate Account ”) is an investment account. All assets contributed to Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge — The Withdrawal Charge is the amount we deduct from your Account Value , if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.
You — In this Prospectus “You” is the Owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife) or, subject to our administrative procedures, a corporation or other legal entity we approve. “You” can also be a Beneficiary of a deceased person’s Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary . A Contract may have two Owners (both of whom must be individuals). The Contract is not generally available to corporations or other business organizations.

APPENDIX A — Portfolio Companies Available Under The Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000248. You can also request this information at no cost by calling 1-800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity or Income Annuity may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
Allocation	AB Global Dynamic Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P	0.90%	—	0.90%	11.64%	3.99%	3.70%
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.91%	0.25%	1.16%	16.17%	8.31%	5.78%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	26.14%	13.36%	10.91%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	0.96%	16.49%	8.48%	6.67%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	—	0.99%	20.27%	10.43%	8.01%
US Equity	American Funds® Growth Portfolio - Class C Brighthouse Investment Advisers, LLC; Capital Research and Management Company	0.92%	—	0.92%	37.99%	18.29%	13.99%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	—	0.94%	12.91%	6.76%	5.49%
International Equity	Baillie Gifford International Stock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	—	1.00%	18.36%	6.88%	4.46%
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	—	0.64%	5.59%	1.28%	1.95%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.82%	—	0.82%	49.23%	15.86%	12.60%
Allocation	BlackRock Global Tactical Strategies Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	—	0.93%	13.32%	4.89%	3.97%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio*(2) - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	—	0.61%	4.80%	1.50%	0.98%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.99%	—	0.99%	20.81%	11.55%	7.92%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.89%	—	0.89%	7.83%	3.62%	3.05%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.89%	—	0.89%	10.52%	5.60%	4.34%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	13.59%	7.72%	5.67%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.94%	—	0.94%	17.30%	9.75%	6.91%
Allocation	Brighthouse Balanced Plus Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.97%	—	0.97%	9.24%	5.01%	4.78%
International Equity	Brighthouse/abrdn Emerging Markets Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.21%	—	1.21%	6.47%	2.88%	1.30%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	—	1.02%	18.24%	11.28%	6.48%
International Equity	Brighthouse/Dimensional International Small Company Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	—	1.05%	13.52%	7.32%	4.42%
US Fixed Income	Brighthouse/Eaton Vance Floating Rate Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management (Morgan Stanley acquired EV 3/2021)	0.95%	—	0.95%	10.79%	4.27%	3.41%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.73%	—	0.73%	5.59%	1.51%	1.29%
Global Fixed Income	Brighthouse/Templeton International Bond Portfolio# - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.97%	—	0.97%	3.51%	-2.25%	-1.24%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	—	0.86%	7.38%	12.84%	10.08%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	0.79%	25.42%	15.10%	11.43%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.90%	—	0.90%	12.73%	6.15%	4.38%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.96%	—	0.96%	17.73%	10.99%	9.01%
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.98%	—	0.98%	18.95%	7.24%	3.19%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
Alternative	Invesco Balanced-Risk Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	—	0.94%	6.44%	5.36%	4.21%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	0.83%	34.58%	12.20%	8.41%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	—	1.06%	11.90%	8.64%	7.39%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	—	0.80%	52.86%	17.69%	14.03%
US Fixed Income	JPMorgan Core Bond Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.70%	—	0.70%	5.71%	1.17%	1.69%
Allocation	JPMorgan Global Active Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	—	0.98%	10.51%	5.56%	4.66%
US Equity	JPMorgan Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.02%	—	1.02%	12.94%	10.39%	6.28%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	—	1.04%	22.20%	9.41%	7.19%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	—	0.80%	51.73%	16.12%	10.53%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.14%	—	1.14%	17.18%	11.07%	7.63%
US Fixed Income	MetLife Aggregate Bond Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.53%	—	0.53%	5.03%	0.63%	1.33%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	—	0.56%	15.76%	12.05%	8.73%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.64%	—	0.64%	17.64%	7.72%	3.80%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.66%	—	0.66%	13.82%	5.03%	4.44%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.57%	—	0.57%	16.51%	9.63%	6.89%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	0.51%	25.63%	15.10%	11.47%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	—	0.90%	12.82%	8.54%	4.17%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	—	0.87%	10.13%	8.26%	6.33%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	—	0.83%	7.85%	11.27%	8.51%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.92%	—	0.92%	40.86%	10.81%	8.50%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	—	1.05%	15.20%	12.13%	8.48%
Alternative	PanAgora Global Diversified Risk Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.98%	—	0.98%	4.71%	2.47%	—
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	—	0.93%	3.59%	3.05%	2.08%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	—	0.80%	6.05%	1.01%	1.60%
Allocation	Schroders Global Multi-Asset Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	—	0.95%	15.02%	4.88%	4.02%
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.77%	—	0.77%	13.97%	7.51%	5.49%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	—	0.80%	15.75%	9.20%	6.43%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	0.82%	46.53%	13.23%	11.60%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.95%	—	0.95%	19.84%	11.63%	10.45%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	—	0.76%	21.28%	11.56%	9.17%
Sector	VanEck Global Natural Resources Portfolio*# - Class B Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation	1.03%	—	1.03%	-3.64%	10.92%	-0.72%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	—	0.85%	9.94%	14.38%	8.30%
US Fixed Income	Western Asset Management Government Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.72%	—	0.72%	4.39%	0.21%	1.26%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.81%	—	0.81%	9.22%	2.54%	2.76%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio*§ - Class E Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.71%	—	0.71%	9.30%	2.65%	2.87%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.75%	—	0.75%	4.59%	0.70%	0.98%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
(2)
The BlackRock Ultra-Short Term Bond Portfolio is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB.
#
These Portfolios are only available for investment if you elected GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I.
Investment Allocation Restrictions For Certain Optional Benefits
If You elected the GMIB Max V and/or the EDB Max V, the GMIB Max IV and/or the EDB Max IV, the GMIB Max III and/or the EDB Max III, the GMIB Max II and/or the EDB Max II (all eight optional benefits are referred to collectively as the “GMIB Max and EDB Max optional benefits”), or if You elected the GWB v1 optional benefit, You may allocate your purchase payments and Account Value only among the following Divisions:
(a)
AB Global Dynamic Allocation
(b)
BlackRock Global Tactical Strategies
(c)
Brighthouse Balanced Plus
(d)
Invesco Balanced-Risk Allocation
(e)
JPMorgan Global Active Allocation

(f)
MetLife Multi-Index Targeted Risk
(g)
PanAgora Global Diversified Risk
(h)
Schroders Global Multi-Asset
Index Selector
If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I. If You elect the LWG II, the GMIB Plus III, the GMIB Plus II, the EDB II, or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the “Option (B) Investment Allocation Restrictions”) below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See “Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies” in this section and the charts titled “Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging (“EDCA”) Programs” and “Optional Automated Investment Strategies”.)
(A) You must allocate:
•
100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Division, American Funds® Balanced Allocation Division, American Funds® Moderate Allocation Division, BlackRock Global Tactical Strategies Division, Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk Allocation Division, JPMorgan Global Active Allocation Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Schroders Global Multi-Asset Division, SSGA Growth and Income ETF Division, and/or the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available). (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs.);
OR
(B) You must allocate:
•
at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available);
•
up to 70% of purchase payments or Account Value to Platform 2 investment choices;
•
up to 15% of purchase payments or Account Value to Platform 3 investment choices; and
up to 15% of purchase payments or Account Value to Platform 4 investment choices.

Subsequent Purchase Payments
Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Value will be immediately allocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and You have allocated 70% to the American Funds® Growth Division and 30% to the PIMCO Total Return Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Division. As a result, your entire Account Value of $105,000 will then be reallocated to the BlackRock Bond Income Division.
The investment choices in each platform are as follows:
Platform 1
	BlackRock Bond Income	PIMCO Inflation Protected Bond
	Brighthouse/Franklin Low Duration Total Return	PIMCO Total Return
	JPMorgan Core Bond	Western Asset Management® Government Income
	MetLife Aggregate Bond Index	Western Asset Management U.S. Government
Platform 2
	AB Global Dynamic Allocation	Jennison Growth
	American Funds® Growth	JPMorgan Global Active Allocation
	American Funds Growth-Income	Loomis Sayles Growth
	Baillie Gifford International Stock	Loomis Sayles Global Allocation
	BlackRock Capital Appreciation	MetLife MSCI EAFE® Index
	BlackRock Global Tactical Strategies	MetLife Multi-Index Targeted Risk
	Brighthouse Asset Allocation 100	MetLife Stock Index
	Brighthouse Balanced Plus	MFS® Research International
	Brighthouse/Wellington Core Equity Opportunities	MFS® Total Return
	Brighthouse/Wellington Large Cap Research	MFS® Value
	Harris Oakmark International	PanAgora Global Diversified Risk
	Invesco Balanced-Risk Allocation	Schroders Global Multi-Asset
	Invesco Global Equity	T. Rowe Price Large Cap Growth
Western Asset Management Strategic Bond Opportunities
Platform 3
Brighthouse/Artisan Mid Cap Value
Frontier Mid Cap Growth
Victory Sycamore Mid Cap Value
MetLife Mid Cap Stock Index
Morgan Stanley Discovery
T. Rowe Price Mid Cap Growth
Platform 4

American Funds Global Small Capital- ization
Brighthouse/Aberdeen Emerging Markets Equity
Brighthouse/Dimensional International Small Company
Brighthouse/Eaton Vance Floating Rate
Brighthouse/Templeton International Bond
CBRE Global Real Estate
Invesco Small Cap Growth
JPMorgan Small Cap Value
Loomis Sayles Small Cap Core
MetLife Russell 2000® Index
Neuberger Berman Genesis
T. Rowe Price Small Cap Growth
VanEck Global Natural Resources
Contracts for which applications and necessary information were received at our Administrative Office in Good Order, before the close of the Exchange on May 1, 2009, the following Divisions are also available under Option (A): American Funds® Growth Allocation Division, Brighthouse Asset Allocation 80 Division and SSGA Growth ETF Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account Value to Platform 1 investment choices and/or the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available) and You may allocate up to 85% of purchase payments or Account Value to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which have the same date as this Updating Summary Prospectus, and which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling our Administrative Office at 1-800-638-7732, by going online at https://dfinview.com/metlife/tahd/MET000248, or by sending an email request to RCG@metlife.com. For Division transfers and purchase payment reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract , you may call our Administrative Office at 1-800-638-7732.
EDGAR ID: C000070237